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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                              Form 13F COVER PAGE
            Report for the Calendar Year or Quarter Ended: 9/30/2006
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            Check here if Amendment[ ]: Amendment Number: __________


                    This Amendment (Check only one):
                    [ ]is a restatement
                    [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      DANIEL J. DONOGHUE
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Address:   71 SOUTH WACKER DRIVE, CHICAGO, ILLINOIS 60606
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Form 13F File Number 28-11635
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               The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel J. Donoghue
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Title:     Managing Member of Discovery Group I, LLC
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Phone:     312-920-2132
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Signature, Place, and Date of Signing:
/s/ Daniel J. Donoghue
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(Signature)

Chicago, Illinois
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(City, State)

11/13/2006
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(Date)

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number            Name
28-11638                        MICHAEL R. MURPHY
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